Other Financial Liabilites (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Breakdown of Other Financial Liabilites
The composition of the other financial liabilities as of December 31, 2023 and 2022 is as follows:

Composition	12/31/2023	12/31/2022
Credit and debit card settlement - due to merchants	196,821,322	228,920,357
Amounts payable for other spot purchases pending settlement	93,449,791	45,887,253
Payment orders pending to foreign exchange settlement	34,430,062	17,727,873
Collections and other transactions on account and behalf of others	10,454,906	8,737,913
Finance leases liabilities	9,388,790	6,119,963
Amounts payable for spot purchases of foreign currency pending settlement	1,326,551	49,982,243
Amounts payable for spot purchases of government securities pending settlement	310,596	30,457,203
Other	28,309,925	32,851,879

Total	374,491,943	420,684,684